Transactions with Affiliates	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Affiliates	Transactions with Affiliates
Affiliates include (i) private funds, traded and non-traded REITs and investment companies that the Company manages or sponsors, and in which the Company may have an equity interest or co-invests with; (ii) the Company's investments in unconsolidated ventures; and (iii) directors, senior executives and employees of the Company (collectively, "employees").
Amounts due from affiliates, excluding fee income receivable from the industrial open-end fund which is classified as asset held for sale (Note 7), consist of the following:

(In thousands)	March 31, 2019	December 31, 2018
Investment vehicles and unconsolidated ventures
Fee income	$33,918	$32,139
Cost reimbursements and recoverable expenses	8,542	10,754
Employees and other affiliates	254	596
	$42,714	$43,489

Transactions with affiliates include the following:
Fee Income—Fee income earned from investment vehicles that the Company manages and/or sponsors, and may have an equity interest or co-investment, are presented in Note 17.
Cost Reimbursements—The Company received cost reimbursement income related primarily to the following arrangements:

•
Direct and indirect operating costs, including but not limited to compensation, overhead and other administrative costs, for managing the operations of the non-traded REITs and Colony Credit, with reimbursements for non-traded REITs limited to the greater of 2% of average invested assets or 25% of net income (net of base management fees);

•
Direct costs of personnel dedicated solely to NRE plus 20% of such personnel costs for related overhead charges, not to exceed, in aggregate, specified thresholds as set out in the NRE management agreement;

•	Costs incurred in performing investment due diligence for retail companies and private funds managed by the Company;

•	Equity awards granted by Colony Credit and NRE to employees of the Company, which are presented gross as other income and compensation expense (see Note 18);

•
Services provided to the Company's unconsolidated investment ventures for servicing and managing their loan portfolios, including foreclosed properties, and services to the Company's joint venture with Digital Bridge Holdings, LLC ("Digital Bridge") which manages the Company's digital infrastructure investment vehicle; and

•	Administrative services provided to certain senior executives of the Company.
Cost reimbursements, included in other income, were as follows.

	Three Months Ended March 31,
(In thousands)	2019	2018
Retail companies	$738	$2,387
Public companies (Colony Credit, NRE)	2,632	1,750
Private funds and other	3,535	1,844
Equity awards of Colony Credit and NRE (Note 18)	2,940	812
	$9,845	$6,793

Recoverable Expenses—The Company pays organization and offering costs associated with the formation and capital raising of the retail companies and private funds sponsored by the Company, for which the Company recovers from these investment vehicles, up to specified thresholds for certain private funds and up to 1% of proceeds expected to be raised from the offering of retail companies (excluding shares offered pursuant to distribution reinvestment plans).
NorthStar Healthcare Credit Facility—The Company has committed to provide NorthStar Healthcare with an unsecured revolving credit facility at market terms with a maximum principal amount of $35.0 million. The credit facility matures in December 2020, with a six-month extension option. Advances under the credit facility accrue interest at LIBOR plus 3.5%. There is no commitment fee for the unused portion of the facility. The credit facility is intended to provide additional liquidity to NorthStar Healthcare on an as needed basis. At March 31, 2019 and December 31, 2018, there were no outstanding advances under the revolving credit facility.
Liquidating Trust—In connection with the closing of the Combination, a wholly-owned subsidiary of the Company entered into a management services agreement with the liquidating trust that holds the junior participation interest in a loan receivable previously held by NorthStar I that was not transferred to Colony Credit ("NorthStar I Retained Asset"). The Company was engaged as an advisor to service and assist in the potential sale of the NorthStar I Retained Asset, and to provide administrative services to the liquidating trust on such terms and conditions as approved by the trustees for a management fee of 1.25% per annum of the net assets of the liquidating trust. Such fee amount is immaterial for the three months ended March 31, 2019 and 2018.
Sales to Colony Credit—There were no such sales in the three months ended March 31, 2019. In May 2018, the Company sold a preferred equity investment sponsored by the Company's equity method investee, RXR Realty, to Colony Credit at the unpaid principal amount of the investment of $89.1 million. In July 2018, the Company sold to Colony Credit its interest in a subsidiary holding a net lease property in Norway that was partially financed by a non-callable bond for $121.5 million based on an appraised value of the property, resulting in a gain on sale of $28.6 million.
Healthcare Partnership—The Healthcare Partnership was previously formed by NRF with the intention of expanding the Company’s healthcare business. The Healthcare Partnership is entitled to incentive fees ranging from 20% to 25% of distributions above certain hurdles for new and existing healthcare real estate investments held by the Company and a portion of incentive fees earned from NorthStar Healthcare. To date, no incentive fees have been earned by the Healthcare Partnership.
American Healthcare Investors Joint Venture—The Company has an equity method investment in American
Healthcare Investors, LLC (“AHI"). Prior to the termination of its management agreement in October 2018, AHI had provided certain healthcare-focused real estate investment management and related services to the Company and NorthStar Healthcare. For the three months ended March 31, 2018, the Company incurred property management fees and sub-advisory fees to AHI totaling $1.3 million.
Arrangements with Company-Sponsored Private Fund—The Company co-invests alongside a Company-sponsored private fund through joint ventures between the Company and the sponsored private fund. These co-investment joint ventures are consolidated by the Company. The Company has capital commitments, as general partner, directly into the private fund and as an affiliate of the general partner, capital commitments satisfied through co-investment joint ventures. In connection with the Company's commitments as an affiliate of the general partner, the Company is allocated a proportionate share of the costs of the private fund such as financing and administrative costs. Such costs expensed during the three months ended March 31, 2019 and 2018 were immaterial and relate primarily to the Company's share of the fund's operating costs and deferred financing costs on borrowings of the fund.
Equity Awards of NRE and Colony Credit—As discussed in Note 18, NRE and Colony Credit grant equity awards to the Company and certain of the Company's employees, either directly by NRE and Colony Credit, or indirectly through the Company, are recognized as a gross-up of equity-based compensation expense over the vesting period with a corresponding amount in other income.
Investment in Managed Investment Vehicles—Subject to the Company's related party policies and procedures, senior management, investment professionals and certain other employees may participate on a discretionary basis in investment vehicles sponsored by the Company, either directly in the vehicle or indirectly through the general partner entity. These investments are generally not subject to management fees, but otherwise bear their proportionate share of other operating expenses of the investment vehicles. At March 31, 2019 and December 31, 2018, such investments amounted to $6.4 million and $5.7 million, respectively, reflected in redeemable noncontrolling interests and noncontrolling interests on the balance sheet. Their share of net income was $0.5 million for the three months ended March 31, 2019 and was immaterial for the three months ended March 31, 2018.
Corporate Aircraft—The Company, through its subsidiary, Colony Capital Advisors, LLC, has entered into a time sharing agreement with Thomas J. Barrack, Jr., the Company's Executive Chairman and Chief Executive Officer, under which Mr. Barrack may use the Company’s aircraft for personal travel. Under this arrangement, Mr. Barrack pays the Company for personal usage based on the incremental cost to the Company, including direct and indirect variable costs, but in no case more than the maximum reimbursement permitted by the Federal Aviation Regulations under the agreement. Mr. Barrack has reimbursed the Company $0.2 million and $0.1 million for personal flights taken during the three months ended March 31, 2019 and 2018, respectively.	Transactions with Affiliates
Affiliates include (i) private funds, traded and non-traded REITs and investment companies that the Company manages or sponsors, and in which the Company may have an equity interest or co-invests with; (ii) the Company's investments in unconsolidated ventures; and (iii) directors, senior executives and employees of the Company (collectively, "employees").
Amounts due from and due to affiliates, excluding amounts classified as held for sale (Note 10), consist of the following:

(In thousands)	December 31, 2018	December 31, 2017
Due from Affiliates
Investment vehicles and unconsolidated ventures
Fee income	$32,139	$18,209
Cost reimbursements and recoverable expenses	10,754	30,749
Employees and other affiliates	596	1,403
	$43,489	$50,361
Due to Affiliates
Investment vehicles and unconsolidated ventures	$—	$2,884
Employees	—	20,650
	$—	$23,534

Transactions with affiliates include the following:
Fee Income—Fee income earned from investment vehicles that the Company manages and/or sponsors, and may have an equity interest or co-investment, are presented in Note 20.
Cost Reimbursements—The Company received cost reimbursement income related primarily to the following arrangements:

•
Direct and indirect operating costs, including but not limited to compensation, overhead and other administrative costs, for managing the operations of the non-traded REITs, investment companies and Colony Credit, with reimbursements for non-traded REITs limited to the greater of 2% of average invested assets or 25% of net income (net of base management fees);

•
Direct costs of personnel dedicated solely to NRE plus 20% of such personnel costs for related overhead charges, not to exceed, in aggregate, specified thresholds as set out in the NRE management agreement;

•
Costs incurred in performing investment due diligence for retail companies and private funds managed by the Company (presented gross on the consolidated statement of operations effective January 1, 2018);

•
Equity awards granted by NRE and Colony Credit to employees of the Company, which are presented gross on the consolidated statement of operations as other income and compensation expense (see Note 21);

•	Certain expenses incurred on behalf of the clients of Townsend such as legal, due diligence and investment advisory team travel expenses (in 2017 only);

•	Services provided to the Company's unconsolidated investment ventures for servicing and managing their loan portfolios, including foreclosed properties;

•	Administrative services provided to an equity method investee (through July 2017 only); and

•	Administrative services provided to certain senior executives of the Company.
Cost reimbursements, included in other income, were as follows. These amounts include $4.0 million for the year ended December 31, 2018 of costs incurred by the Company and reimbursed by its managed private funds that are presented gross on the consolidated statement of operations beginning in 2018 pursuant to the new revenue recognition guidance (Note 2).

	Year Ended December 31,
(In thousands)	2018	2017	2016
Retail companies	$4,672	$19,545	$—
Public companies—NRE and Colony Credit	10,747	—	—
Private funds and other	9,198	3,779	4,296
Equity awards of NRE and Colony Credit (Note 21)	10,078	—	—
Townsend	—	2,306	—
	$34,695	$25,630	$4,296

Recoverable Expenses—The Company pays organization and offering costs associated with the formation and capital raising of the retail companies and private funds sponsored by the Company, for which the Company recovers from these investment vehicles, up to specified thresholds for certain private funds and up to 1% of proceeds expected to be raised from the offering of retail companies (excluding shares offered pursuant to distribution reinvestment plans).
NorthStar Healthcare Credit Facility—The Company has committed to provide NorthStar Healthcare with an unsecured revolving credit facility at market terms with a maximum principal amount of $35.0 million. The credit facility matures in December 2020, with a six-month extension option. Advances under the credit facility accrue interest at LIBOR plus 3.5%. There is no commitment fee for the unused portion of the facility. The credit facility is intended to provide additional liquidity to NorthStar Healthcare on an as needed basis. At December 31, 2018 and 2017, there were no outstanding advances under the revolving credit facility.
Liquidating Trust—In connection with the closing of the Combination, a wholly-owned subsidiary of the Company entered into a management services agreement with the liquidating trust that holds the NorthStar I Retained Asset (as discussed in Note 4). The Company was engaged as an advisor to service and assist in the potential sale of the NorthStar I Retained Asset, and to provide administrative services to the liquidating trust on such terms and conditions as approved by the trustees for a management fee of 1.25% per annum of the net assets of the liquidating trust, amounting to $1.0 million for the year ended December 31, 2018.
Sales to Colony Credit—In May 2018, the Company sold a preferred equity investment sponsored by the Company's equity method investee, RXR Realty, to Colony Credit at the unpaid principal amount of the investment of $89.1 million.
In July 2018, the Company sold to Colony Credit its interest in a subsidiary holding a net lease property in Norway that was partially financed by a non-callable bond for $121.5 million based on an appraised value of the property, resulting in a gain on sale of real estate of $28.6 million.
Healthcare Partnership—The Healthcare Partnership was previously formed by NRF with the intention of expanding the Company’s healthcare business (see Note 21). The Healthcare Partnership is entitled to incentive fees ranging from 20% to 25% of distributions above certain hurdles for new and existing healthcare real estate investments held by the Company and a portion of incentive fees earned from NorthStar Healthcare. To date, no incentive fees have been earned by the Healthcare Partnership.
American Healthcare Investors Joint Venture—The Company has an equity method investment in AHI, through a joint venture with the principals of AHI and Mr. Flaherty (see Note 21). AHI had previously provided certain healthcare-focused real estate investment management and related services to the Company and NorthStar Healthcare. The management agreement with AHI was terminated effective October 2018. For the years ended December 31, 2018 and 2017, the Company incurred property management fees and sub-advisory fees to AHI totaling $4.1 million and $4.8 million, respectively.
Arrangements with Company-Sponsored Private Fund—The Company co-invests alongside a Company-sponsored private fund through joint ventures between the Company and the sponsored private fund. These co-investment joint ventures are consolidated by the Company. The Company has capital commitments, as general partner, directly into the private fund and as an affiliate of the general partner, capital commitments satisfied through co-investment joint ventures. In connection with the Company's commitments as an affiliate of the general partner, the Company is allocated a proportionate share of the costs of the private fund such as financing and administrative costs. Such costs expensed during the years ended December 31, 2018 and 2017 were immaterial and relate primarily to the Company's share of the fund's operating costs and deferred financing costs on borrowings of the fund.
Contingent Consideration for Internalization—Contingent consideration for Internalization was payable to certain senior management personnel of the Company in connection with Colony's acquisition of the real estate investment management business and operations of its former manager in April 2015, amounting to $20.7 million at December 31, 2017. As discussed in Note 14, the final contingent consideration was measured at the end of its earnout period on June 30, 2018, with the common stock and OP Units issuable to the senior management personnel valued at $12.5 million reclassified out of liabilities into equity, while the associated dividends of approximately $6.4 million remained in due to affiliates liability. Contingent consideration, including the accrued dividends thereon, was settled in August 2018 in a combination of class A and class B common stock, OP Units and cash.
Equity Awards of NRE and Colony Credit—As discussed in Note 21, NRE and Colony Credit grant equity awards to the Company and certain of the Company's employees, either directly by NRE and Colony Credit, or indirectly through the Company, are recognized as a gross-up of equity-based compensation expense over the vesting period with a corresponding amount in other income.
Investment in Managed Investment Vehicles—Subject to the Company's related party policies and procedures, senior management, investment professionals and certain other employees may participate on a discretionary basis in investment vehicles sponsored by the Company, either directly in the vehicle or indirectly through the general partner entity. These investments are generally not subject to management fees, but otherwise bear their proportionate share of other operating expenses of the investment vehicles. At December 31, 2018 and 2017, such investments amounted to $5.7 million and $4.8 million, respectively, reflected in redeemable noncontrolling interests and noncontrolling interests on the consolidated balance sheet. Their share of net income was $0.4 million for the year ended December 31, 2018 and was immaterial in 2017.
Corporate Aircraft—The Company, through its subsidiary, Colony Capital Advisors, LLC, has entered into a time sharing agreement with Thomas J. Barrack, Jr., the Company's Executive Chairman and Chief Executive Officer, under which Mr. Barrack may use the Company’s aircraft for personal travel. Under this arrangement, Mr. Barrack pays the Company for personal usage based on the incremental cost to the Company, including direct and indirect variable costs, but in no case more than the maximum reimbursement permitted by the Federal Aviation Regulations under the agreement. Mr. Barrack has reimbursed the Company $0.7 million, $1.9 million and $0.9 million for personal flights taken during the years ended December 31, 2018, 2017 and 2016, respectively.